Taxation - Effect of Tax Holiday Related to Group (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 118,751	¥ 118,003	¥ 86,655
Basic net income per share effect	¥ 0.35	¥ 0.36	¥ 0.26
Diluted net income per share effect	¥ 0.33	¥ 0.35	¥ 0.24